Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 8,002,024	$ 34,042,150
Restricted cash	2,797,569	1,195,863
Trade accounts receivable, net	6,740,606	7,147,833
Other receivables	2,127,266	346,066
Prepaid expenses	243,380	249,024
Inventories	4,117,663	1,057,652
Derivative asset, current	196,627	1,437,398
Total current assets	24,225,135	47,892,166
Long-term assets
Vessels, net	203,528,116	149,022,023
Interest rate swap contracts	0	705,970
Restricted cash	3,300,000	1,885,000
Total assets	231,053,251	199,505,159
Current liabilities
Long-term bank loans, current portion	17,804,553	22,858,087
Trade accounts payable	3,146,931	2,989,431
Accrued expenses	2,320,606	1,004,719
Derivatives	1,287,720	0
Deferred revenues	346,838	351,636
Total current liabilities	25,484,190	27,203,873
Long-term bank loans, net of current portion	86,123,063	58,360,169
Derivatives	17,769	0
Total long-term liabilities	86,140,832	58,360,169
Total liabilities	111,625,022	85,564,042
Commitments and contingencies
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,902,620 and 2,832,417 issued and outstanding, respectively)	28,324	29,026
Additional paid-in capital	68,069,724	69,438,938
Retained earnings	41,564,249	44,473,153
Total EuroDry Ltd. common shareholders’ equity	109,662,297	113,941,117
Non-controlling interest	9,765,932	0
Total shareholders’ equity	119,428,229	113,941,117
Total liabilities and shareholders’ equity	231,053,251	199,505,159
Related Party [Member]
Current assets
Trade accounts receivable, net	0	2,416,180
Current liabilities
Due to related companies	$ 577,542	$ 0